Prepaid expenses and deposits (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Prepaid expenses and deposits
Prepaid Expenses	$ 36,157		$ 74,270
Aircraft Deposit	0	$ 246,589	191,166	$ 234,475
Total	$ 36,157		$ 265,436